Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Interest Bearing Deposits Table [Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Savings accounts	$8,561,718	$7,793,533
NOW, money market and other interest bearing demand deposits	10,885,967	8,012,706
Total savings, NOW, money market and other interest bearing demand deposits	19,447,685	15,806,239
Certificates of deposit:
Under $100,000	3,446,575	3,570,956
$100,000 and over	4,068,303	4,138,586
Total certificates of deposit	7,514,878	7,709,542
Total interest bearing deposits	$26,962,563	$23,515,781

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2018	$3,941,152
2019	1,150,663
2020	1,083,152
2021	710,484
2022	581,771
2023 and thereafter	47,656
Total certificates of deposit	$7,514,878